Reconciliation of Financial Statements to the Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to the Form 5500
The following is a reconciliation of the net assets available for benefits per the financial statements to the Form 5500:

	December 31
	2025	2024

Net assets available for benefits per the financial statements	$27,446,613,184	$24,850,880,304
Amounts allocated to withdrawing participants	(7,211,679)	(11,442,002)
Net assets available for benefits per the Form 5500	$27,439,401,505	$24,839,438,302
The following is a reconciliation of benefits paid to participants per the financial statements for the year ended December 31, 2025 to the Form 5500:

Benefits paid to participants per the financial statements	$2,965,210,499
Less: Amount allocated to withdrawing participants at December 31, 2024	(11,442,002)
Add: Amount allocated to withdrawing participants at December 31, 2025	7,211,679
Benefits paid to participants per the Form 5500	$2,960,980,176